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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:_____________

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Account Management, LLC
Address:        17 Arlington Street
                Boston, MA  02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

  Peter de Roetth (Signature on File)      Boston, Massachusetts      11/14/05
-------------------------------------   ---------------------------  ----------
         [Signature]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                                                                                              Item 6:
                                                                      Item 5:         Investment Discretion
                                    Item 2:    Item 3:     Item 4:   Shares or             (b) Shared-
                                    Title of    CUSIP    Fair Market Principal              As Defined (c) Shared-
    Item 1: Name of Issuer           Class      Number      Value     Amount    (a) Sole   in Instr. V    Other
-------------------------------------------------------------------------------------------------------------------
  Maxim Integrated Products       Common Stock 57772K101  64,155,282  1,504,227  1,504,227
  Corporate Executive Board       Common Stock 21988R102  19,502,798    250,100    250,100
   IDT Corporation Class B        Common Stock 448947309  17,459,737  1,432,300  1,432,300
        Supertex Inc.             Common Stock 868532102   3,298,900    110,000    110,000
         Costar Group             Common Stock 22160N109   9,628,992    206,100    206,100
Credit Acceptance Corporation     Common Stock 225310101  16,291,046  1,139,234  1,139,234
       Net2Phone, Inc.            Common Stock 64108N106   3,230,500  1,846,000  1,846,000
       Placer Dome Inc.           Common Stock 725906101     694,575     40,500     40,500
       Dean Foods, Inc.           Common Stock 242370104   3,839,368     98,800     98,800
        CitiGroup Inc.            Common Stock 172967101   1,015,096     22,300     22,300
                  COLUMN TOTALS                          139,116,294  6,649,561



                                                         Item 8:
                                    Item 7:         Voting Authority
                                    Managers            (Shares)
    Item 1: Name of Issuer        See Instr. V (a) Sole  (b) Shared (c) None
----------------------------------------------------------------------------
  Maxim Integrated Products                    1,504,227
  Corporate Executive Board                      250,100
   IDT Corporation Class B                     1,432,300
        Supertex Inc.                            110,000
         Costar Group                            206,100
Credit Acceptance Corporation                  1,139,234
       Net2Phone, Inc.                         1,846,000
       Placer Dome Inc.                           40,500
       Dean Foods, Inc.                           98,800
        CitiGroup Inc.                            22,300
                  COLUMN TOTALS

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                                                                      Item 5:         Investment Discretion
                                    Item 2:    Item 3:     Item 4:   Shares or             (b) Shared-
                                    Title of    CUSIP    Fair Market Principal              As Defined (c) Shared-
    Item 1: Name of Issuer           Class      Number      Value     Amount    (a) Sole   in Instr. V    Other
-------------------------------------------------------------------------------------------------------------------
     Phelps Dodge Corporation     Common Stock 717265102   1,039,440      8,000      8,000
 Bright Horizons Family Solutions Common Stock 109195107   6,852,615    178,500    178,500
          Sun Hydraulics          Common Stock 866942105   1,318,275     54,250     54,250
        Aradigm Corporation       Common Stock 038505103      88,810     83,000     83,000
        Johnson and Johnson       Common Stock 478160104   3,280,688     51,844     51,844
           Schlumberger           Common Stock 806857108   1,193,977     14,150     14,150
    Newmont Mining Corporation    Common Stock 651639106   3,700,487     78,450     78,450
    Liberty Media Corp. Ser. A    Common Stock 530718105   2,574,205    319,777    319,777
           Dow Chemical           Common Stock 260543103     427,118     10,250     10,250
Berkshire Hathaway Inc. Class A
            Common                Common Stock 084670108   1,804,000         22         22
                  COLUMN TOTALS                           22,279,615    798,243

                                                         Item 8:
                                    Item 7:         Voting Authority
                                    Managers            (Shares)
    Item 1: Name of Issuer        See Instr. V (a) Sole  (b) Shared (c) None
-----------------------------------------------------------------------------
     Phelps Dodge Corporation                      8,000
 Bright Horizons Family Solutions                178,500
          Sun Hydraulics                          54,250
        Aradigm Corporation                       83,000
        Johnson and Johnson                       51,844
           Schlumberger                           14,150
    Newmont Mining Corporation                    78,450
    Liberty Media Corp. Ser. A                   319,777
           Dow Chemical                           10,250
Berkshire Hathaway Inc. Class A
            Common                                    22
                  COLUMN TOTALS

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                                                                                             Item 6:
                                                                      Item 5:         Investment Discretion
                                    Item 2:    Item 3:     Item 4:   Shares or             (b) Shared-
                                    Title of    CUSIP    Fair Market Principal              As Defined (c) Shared-
    Item 1: Name of Issuer           Class      Number      Value     Amount    (a) Sole   in Instr. V    Other
-------------------------------------------------------------------------------------------------------------------
             RedHat               Common Stock 756577102     339,040     16,000     16,000
        Viasys Healthcare         Common Stock 92553Q209     723,835     28,965     28,965
      Ritchie Bros. Auction       Common Stock 767744105  10,487,216    238,400    238,400
       CapitalSource Inc.         Common Stock 14055X102     893,800     41,000     41,000
       Apache Corporation         Common Stock 037411105     564,150      7,500      7,500
        Suncor Energy Inc         Common Stock 867229106   6,046,947     99,900     99,900
    Devon Energy Corporation      Common Stock 25179M103     775,632     11,300     11,300
      Burlington Resources        Common Stock 122014103   4,472,600     55,000     55,000
       Alexander & Baldwin        Common Stock 014482103     212,960      4,000      4,000
    Frontier Oil Corporation      Common Stock 35914P105   1,401,460     31,600     31,600
                  COLUMN TOTALS                           25,917,640    533,665

                                                         Item 8:
                                    Item 7:         Voting Authority
                                    Managers            (Shares)
    Item 1: Name of Issuer        See Instr. V (a) Sole  (b) Shared (c) None
-----------------------------------------------------------------------------
             RedHat                               16,000
        Viasys Healthcare                         28,965
      Ritchie Bros. Auction                      238,400
       CapitalSource Inc.                         41,000
       Apache Corporation                          7,500
        Suncor Energy Inc                         99,900
    Devon Energy Corporation                      11,300
      Burlington Resources                        55,000
       Alexander & Baldwin                         4,000
    Frontier Oil Corporation                      31,600
                  COLUMN TOTALS

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                                                                                             Item 6:
                                                                      Item 5:         Investment Discretion
                                    Item 2:    Item 3:     Item 4:   Shares or             (b) Shared-
                                    Title of    CUSIP    Fair Market Principal              As Defined (c) Shared-
    Item 1: Name of Issuer           Class      Number      Value     Amount    (a) Sole   in Instr. V    Other
-------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corporation  Common Stock 674599105     683,440      8,000      8,000
   Peabody Energy Corporation     Common Stock 704549104     303,660      3,600      3,600
  Portfolio Recovery Associates   Common Stock 73640Q105   1,240,518     28,729     28,729
         AcuSphere Inc.           Common Stock 00511R870     487,424     89,600     89,600
   Central Fund Of Canada Ltd.    Common Stock 153501101     214,700     38,000     38,000
         Blue Nile, Inc.          Common Stock 09578R103   1,161,188     36,700     36,700
     National Oilwell Varco       Common Stock 637071101     411,842      6,259      6,259
   JetBlue Airways Corporation    Common Stock 477143101   2,425,280    137,800    137,800
          Marchex Inc.            Common Stock 56624R108   1,440,720     87,000     87,000
  Shamir Optical Industry Ltd.    Common Stock M83683108   4,933,915    486,100    486,100
                  COLUMN TOTALS                           13,302,687    921,788


                                                         Item 8:
                                    Item 7:         Voting Authority
                                    Managers            (Shares)
    Item 1: Name of Issuer        See Instr. V (a) Sole  (b) Shared (c) None
-----------------------------------------------------------------------------
Occidental Petroleum Corporation                   8,000
   Peabody Energy Corporation                      3,600
  Portfolio Recovery Associates                   28,729
         AcuSphere Inc.                           89,600
   Central Fund Of Canada Ltd.                    38,000
         Blue Nile, Inc.                          36,700
     National Oilwell Varco                        6,259
   JetBlue Airways Corporation                   137,800
          Marchex Inc.                            87,000
  Shamir Optical Industry Ltd.                   486,100
                  COLUMN TOTALS

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
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                                                                                             Item 6:
                                                                      Item 5:         Investment Discretion
                                    Item 2:    Item 3:     Item 4:   Shares or             (b) Shared-
                                    Title of    CUSIP    Fair Market Principal              As Defined (c) Shared-
    Item 1: Name of Issuer           Class      Number      Value     Amount    (a) Sole   in Instr. V    Other
-------------------------------------------------------------------------------------------------------------------
   Ishares:Nasdaq Biotechnology   Common Stock 464287556     997,150     12,950     12,950
     AMN Healthcare Services      Common Stock 001744101     594,048     38,400     38,400
   Cross Country Healthcare Inc   Common Stock 227483104     712,704     38,400     38,400
       Sanofi-Synthelab ADS       Common Stock 80105N105   1,583,055     38,100     38,100
      TreeHouse Foods, Inc.       Common Stock 89469Z104     445,133     16,560     16,560
      QuickLogic Corporation      Common Stock 74837P108     593,120    168,500    168,500
         Deere & Company          Common Stock 244199105     348,840      5,700      5,700
American International Group Inc. Common Stock 026874107     204,468      3,300      3,300
      McDonald's Corporation      Common Stock 580135101     334,900     10,000     10,000
      Microsoft Corporation       Common Stock 594918104     401,388     15,600     15,600
                  COLUMN TOTALS                            6,214,806    347,510


                                                         Item 8:
                                    Item 7:         Voting Authority
                                    Managers            (Shares)
    Item 1: Name of Issuer        See Instr. V (a) Sole  (b) Shared (c) None
-----------------------------------------------------------------------------
   Ishares:Nasdaq Biotechnology                   12,950
     AMN Healthcare Services                      38,400
   Cross Country Healthcare Inc                   38,400
       Sanofi-Synthelab ADS                       38,100
      TreeHouse Foods, Inc.                       16,560
      QuickLogic Corporation                     168,500
         Deere & Company                           5,700
American International Group Inc.                  3,300
      McDonald's Corporation                      10,000
      Microsoft Corporation                       15,600
                  COLUMN TOTALS

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                                                                                             Item 6:
                                                                      Item 5:         Investment Discretion
                                    Item 2:    Item 3:     Item 4:   Shares or             (b) Shared-
                                    Title of    CUSIP    Fair Market Principal              As Defined (c) Shared-
    Item 1: Name of Issuer           Class      Number      Value     Amount    (a) Sole   in Instr. V    Other
-------------------------------------------------------------------------------------------------------------------
              Pepsico             Common Stock 713448108     425,325      7,500      7,500
                                  Common Stock                                           0
                                  Common Stock                                           0
                                  Common Stock                                           0
                                  Common Stock                                           0
                                  Common Stock                                           0
                                  Common Stock                                           0
                                  Common Stock                                           0
                                  Common Stock                                           0
                                  Common Stock                                           0
                  COLUMN TOTALS                              425,325      7,500

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                                                         Item 8:
                                    Item 7:         Voting Authority
                                    Managers            (Shares)
    Item 1: Name of Issuer        See Instr. V (a) Sole  (b) Shared (c) None
-----------------------------------------------------------------------------
              Pepsico                              7,500
                                                       0
                                                       0
                                                       0
                                                       0
                                                       0
                                                       0
                                                       0
                                                       0
                                                       0
                  COLUMN TOTALS